Short-term Credit and Current Maturities of Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Short-term Credit and Current Maturities of Long-term Debt[Abstract]
Schedule Of Short-Term Credit And Current Maturities Of Long-Term Debt
Banks

	Annual
	interest rate at
	December 31	December 31
	2013	2013	2012
	%
In NIS (linked to the Prime rate)	5.75 - 6.75	1,469	3,774
In U.S. dollars	3.81 - 4.41	110	110
Current maturities of long-term
debt from banks (Note 8)		239	1,221

		1,818	5,105